Events After The Reporting Period	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

11.	EVENTS AFTER THE REPORTING PERIOD
On December 20, 2019, the Company’s Board of Directors resolved to increase the Company’s capital by issuing within 30,000,000 common shares with par value of NT$10 (in dollars) (US$0.33 dollar) per share. The proposal for
issuance of common shares was approved by the Company’s shareholders at the Company’s extraordinary general meeting on February 11, 2020.